RISK MANAGEMENT - Structural interest rate risk - Gap analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of risk management [abstract]
Decrease in interest rates, 50 basis points, increase in interest income	$ 173,629
Decrease in interest rates, 100 basis points, increase in interest income	348,994
Increase in interest rates, 50 basis points, decrease in interest income	174,497
Increase in interest rates, 100 basis points, decrease in interest income	$ 348,935